PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
7.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	As of December 31,
	2015	2016

Computers and other electronic equipment	$784	$989
Furniture and fixtures	15	6
Leasehold improvements	34	35
Motor vehicles	14	13

	847	1,043

Less: accumulated depreciation	(548)	(622)

	$299	$421

For the years ended December 31, 2014, 2015 and 2016, depreciation expense was $190, $273 and $368 for continuing operations, respectively, and $710, $259 and $231 for discontinued operations which was included in income from operations of discontinued operations, respectively.